Finance Costs - Schedule of Finance Costs (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Oct. 31, 2023	Oct. 31, 2025	Oct. 31, 2024	Apr. 30, 2023
Schedule of Finance Costs [Abstract]
Interest on bank borrowings	$ 617	$ 10,312	$ 9,098	$ 769
Interest on lease liabilities		5
Interest on amount due to a non-controlling shareholder	2,786		1,228	426
Finance costs	$ 3,403	$ 10,317	$ 10,326	$ 1,195